Shareholder Report, Holdings (Details)	Apr. 30, 2026
PGIM GLOBAL TOTAL RETURN FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
PGIM GLOBAL TOTAL RETURN FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Global Total Return (USD Hedged) Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
PGIM Global Total Return (USD Hedged) Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Global Total Return (USD Hedged) Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return (USD Hedged) Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return (USD Hedged) Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM Global Total Return (USD Hedged) Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Global Total Return (USD Hedged) Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (USD Hedged) Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
PGIM Global Total Return (USD Hedged) Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM Global Total Return (USD Hedged) Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
PGIM Global Total Return (USD Hedged) Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Global Total Return (USD Hedged) Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return (USD Hedged) Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return (USD Hedged) Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM Global Total Return (USD Hedged) Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Global Total Return (USD Hedged) Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (USD Hedged) Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
PGIM Global Total Return (USD Hedged) Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM Global Total Return (USD Hedged) Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
PGIM Global Total Return (USD Hedged) Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Global Total Return (USD Hedged) Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return (USD Hedged) Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return (USD Hedged) Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM Global Total Return (USD Hedged) Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Global Total Return (USD Hedged) Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (USD Hedged) Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
PGIM Global Total Return (USD Hedged) Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM Global Total Return (USD Hedged) Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
PGIM Global Total Return (USD Hedged) Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%